Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Cost		$ 6,555,562	$ 2,403,406
Accumulated amortization		(686,050)	(2,347,064)
Total intangible assets		5,869,512	56,342
Balance		5,869,512	56,342
Net exchange differences		(9,488)	755
Balance		2,931,661	5,869,512	$ 56,342
December 31
Cost		4,432,461	6,555,562	2,403,406
Accumulated amortization		(1,500,800)	(686,050)	(2,347,064)
Total intangible assets		2,931,661	5,869,512	56,342
Additions－acquired separately		42,838	6,538,446
Adjustment (Note 1)	[1]	(2,150,000)
Amortization expenses		(821,201)	(726,031)	(1,687,618)
Computer software [Member]
Schedule of Intangible Assets [Line Items]
Cost		555,562	2,403,406
Accumulated amortization		(136,050)	(2,347,064)
Total intangible assets		419,512	56,342
Balance		419,512	56,342
Net exchange differences		(9,488)	755
Balance		167,161	419,512	56,342
December 31
Cost		582,461	555,562	2,403,406
Accumulated amortization		(415,300)	(136,050)	(2,347,064)
Total intangible assets		167,161	419,512	56,342
Additions－acquired separately		42,838	538,446
Adjustment (Note 1)	[1]
Amortization expenses		(285,701)	(176,031)
Intellectual property rights [Member]
Schedule of Intangible Assets [Line Items]
Cost		6,000,000
Accumulated amortization		(550,000)
Total intangible assets		5,450,000
Balance		5,450,000
Net exchange differences
Balance		2,764,500	5,450,000
December 31
Cost		3,850,000	6,000,000
Accumulated amortization		(1,085,500)	(550,000)
Total intangible assets		2,764,500	5,450,000
Additions－acquired separately			6,000,000
Adjustment (Note 1)	[1]	(2,150,000)
Amortization expenses		$ (535,500)	$ (550,000)

[1]	On January 10, 2023 (the “Agreement Date”), the Group entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales.